Fair Value Measurements (Details) - Summary of Changes in the fair value of the level 3 financial instruments that are measured at fair value on a recurring basis - USD ($)		12 Months Ended
	Aug. 05, 2021	Aug. 05, 2021	Aug. 05, 2021	Dec. 31, 2022	Dec. 31, 2021
Summary of changes in the fair value of the level3 financial instruments that are measured at fair value on arecurring basis [Abstract]
Initial measurement as of August 5, 2021	$ 18,144,000
Transfer of Public Warrants to Level 1 measurement		$ (11,500,000)
Change in fair value		$ (2,085,000)	$ (2,535,000)
Fair value as of December 31				$ 484,000	$ 4,559,000
Transfer of Private Placement to Level 2 measurement			$ (1,540,000)